Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 9.7%
45,897		Churchill Downs, Inc.	$11,280,565	1.8
113,668	(1)	Dave & Buster's Entertainment, Inc.	4,548,993	0.7
53,081	(1)	Dorman Products, Inc.	4,938,125	0.8
56,832	(1)	Five Below, Inc.	11,610,778	1.9
108,673	(1)	Planet Fitness, Inc.	8,807,947	1.4
183,763	(1)	Revolve Group, Inc.	4,976,302	0.8
95,013		Strategic Education, Inc.	8,099,858	1.3
60,891		Texas Roadhouse, Inc.	6,182,872	1.0
			60,445,440	9.7

		Consumer Staples: 0.9%
62,567	(1)	Celsius Holdings, Inc.	5,681,084	0.9

		Energy: 5.8%
976,355	(1)	Helix Energy Solutions Group, Inc.	8,084,219	1.3
221,854		Matador Resources Co.	11,933,527	1.9
284,937		Northern Oil and Gas, Inc.	8,844,445	1.4
499,301		Patterson-UTI Energy, Inc.	6,840,424	1.1
66,566	(1)	ProPetro Holding Corp.	586,446	0.1
			36,289,061	5.8

		Financials: 8.5%
200,021	(1)	Focus Financial Partners, Inc.	10,373,089	1.7
141,062		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,430,757	0.7
138,453		HCI Group, Inc.	7,268,782	1.2
24,141		Kinsale Capital Group, Inc.	7,693,737	1.2
98,624	(1)	Palomar Holdings, Inc.	5,917,440	0.9
124,746		Western Alliance Bancorp.	9,261,143	1.5
90,589		Wintrust Financial Corp.	8,345,965	1.3
			53,290,913	8.5

		Health Care: 21.0%
77,837	(1)	Acadia Pharmaceuticals, Inc.	1,610,448	0.3
84,906	(1)	Alkermes PLC	2,270,386	0.4
119,807	(1)	Amicus Therapeutics, Inc.	1,580,254	0.2
45,275	(1)	Apellis Pharmaceuticals, Inc.	2,964,607	0.5
52,555	(1)	Arrowhead Pharmaceuticals, Inc.	1,697,527	0.3
25,725	(1)	Arvinas, Inc.	788,471	0.1
99,901	(1)	Axonics, Inc.	6,003,051	1.0
27,563	(1)	Beam Therapeutics, Inc.	1,109,135	0.2
29,031	(1)	Blueprint Medicines Corp.	1,230,044	0.2
32,134	(1)	Charles River Laboratories International, Inc.	7,048,272	1.1
44,589	(1)	Corcept Therapeutics, Inc.	928,789	0.1
34,482	(1)	Cytokinetics, Inc.	1,495,140	0.2
43,375	(1)	Denali Therapeutics, Inc.	1,177,631	0.2
101,971		Ensign Group, Inc.	9,124,365	1.4
136,663	(1)	Establishment Labs Holdings, Inc.	9,793,271	1.6
354,935	(1)	Evolent Health, Inc.	12,426,274	2.0
66,307	(1)	Halozyme Therapeutics, Inc.	3,182,073	0.5
35,000	(1)	ICON PLC	7,897,050	1.3
63,219	(1)	Insmed, Inc.	1,288,403	0.2
45,139	(1)	Inspire Medical Systems, Inc.	11,732,980	1.9
22,573	(1)	Intellia Therapeutics, Inc.	906,757	0.1
47,702	(1)	Intra-Cellular Therapies, Inc.	2,338,829	0.4
13,282	(1)	Karuna Therapeutics, Inc.	2,648,696	0.4
59,233	(1)	Lantheus Holdings, Inc.	4,380,873	0.7
65,212	(1)	ModivCare, Inc.	6,403,166	1.0
43,600	(1)	Penumbra, Inc.	11,335,564	1.8
146,127	(1)	Progyny, Inc.	5,488,530	0.9
87,980	(1)	QuidelOrtho Corp.	7,648,981	1.2
376,933	(1)	R1 RCM, Inc.	5,352,449	0.8
			131,852,016	21.0

		Industrials: 22.9%
53,225		Advanced Drainage Systems, Inc.	4,722,654	0.8
37,451		ArcBest Corp.	3,602,786	0.6
314,012	(1)	Array Technologies, Inc.	5,884,585	0.9
45,995	(1)	ASGN, Inc.	4,084,356	0.7
41,084	(1)	Axon Enterprise, Inc.	8,229,536	1.3
312,919	(1)	Bloom Energy Corp.	6,787,213	1.1
30,591	(1)	CACI International, Inc.	8,963,163	1.4
94,379	(1)	Casella Waste Systems, Inc.	7,344,574	1.2
60,120	(1)	Chart Industries, Inc.	8,026,020	1.3
69,505	(1)	Clean Harbors, Inc.	9,179,525	1.5
216,726	(1)	Construction Partners, Inc.	5,862,438	0.9
222,595	(1)	Driven Brands Holdings, Inc.	6,227,095	1.0
273,530		Flowserve Corp.	9,488,756	1.5
335,029		FTAI Aviation Ltd.	8,466,183	1.3
139,883	(1)	Kirby Corp.	10,145,714	1.6
236,649		Marten Transport Ltd.	5,222,843	0.8
23,445	(1)	NV5 Global, Inc.	2,466,883	0.4
27,971	(1)	Saia, Inc.	7,576,505	1.2
141,698	(1)	Sterling Infrastructure, Inc.	5,449,705	0.9
58,439		TFI International, Inc.	7,131,896	1.1
176,067	(1)	WillScot Mobile Mini Holdings Corp.	9,049,844	1.4
			143,912,274	22.9

		Information Technology: 24.0%
77,912	(1)	Axcelis Technologies, Inc.	10,014,808	1.6
111,056	(1)	Blackline, Inc.	7,591,788	1.2
217,410	(1)	Cohu, Inc.	8,087,652	1.3
49,995	(1)	CyberArk Software Ltd.	7,237,776	1.1
39,439	(1)	ExlService Holdings, Inc.	6,488,110	1.0
35,432	(1)	Fabrinet	4,318,098	0.7
145,024	(1)	Five9, Inc.	9,571,584	1.5
103,887		Genpact Ltd.	4,958,527	0.8
360,013	(1)	Harmonic, Inc.	4,748,571	0.8
255,412	(1)	I3 Verticals, Inc.	6,285,689	1.0

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

452,266	(1)	indie Semiconductor, Inc.	4,730,702	0.8
122,925		Kulicke & Soffa Industries, Inc.	6,551,902	1.0
23,486		Littelfuse, Inc.	6,076,533	1.0
38,214	(1)	Manhattan Associates, Inc.	5,493,263	0.9
129,508		MAXIMUS, Inc.	10,630,017	1.7
76,376	(1)	MaxLinear, Inc.	2,612,823	0.4
154,478	(1)	Onto Innovation, Inc.	12,739,801	2.0
119,606	(1)	Sprout Social, Inc.	7,293,574	1.2
34,643		Universal Display Corp.	4,706,252	0.7
398,230	(1)	Viavi Solutions, Inc.	4,356,636	0.7
187,159	(1)	WNS Holdings Ltd. ADR	16,267,860	2.6
			150,761,966	24.0

		Materials: 3.4%
55,562		Innospec, Inc.	6,081,817	1.0
282,769	(1)	Livent Corp.	6,630,933	1.0
294,036	(1)	Summit Materials, Inc.	8,685,823	1.4
			21,398,573	3.4

	Total Common Stock
	(Cost $513,381,017)		603,631,327	96.2

EXCHANGE-TRADED FUNDS: 1.6%
125,256	(1)	SPDR S&P Biotech ETF	10,377,460	1.6

	Total Exchange-Traded Funds
	(Cost $10,571,887)		10,377,460	1.6

	Total Long-Term Investments
	(Cost $523,952,904)		614,008,787	97.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Mutual Funds: 2.5%
15,384,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
		(Cost $15,384,000)	15,384,000	2.5

	Total Short-Term Investments
	(Cost $15,384,000)		15,384,000	2.5

	Total Investments in Securities (Cost $539,336,904)		$629,392,787	100.3
	Liabilities in Excess of Other Assets		(1,661,585)	(0.3)
	Net Assets		$627,731,202	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$603,631,327	$–	$–	$603,631,327
Exchange-Traded Funds	10,377,460	–	–	10,377,460
Short-Term Investments	15,384,000	–	–	15,384,000
Total Investments, at fair value	$629,392,787	$–	$–	$629,392,787

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $543,393,596.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$112,448,296
Gross Unrealized Depreciation	(26,449,281)

Net Unrealized Appreciation	$85,999,015